Capitalized Software and Content, Net - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized software and content amortization expense	$ 6.2	$ 6.0	$ 8.0	$ 5.6
Accumulated costs not yet placed in service	$ 2.0		$ 3.0	$ 2.1